OTHER COSTS	12 Months Ended
Dec. 31, 2019
OTHER COSTS
OTHER COSTS

7.1    Other costs

Figures in million - SA rand	2019	2018	2017
Included in other costs are the following:
Care and maintenance	(765.9)	(576.5)	(249.2)
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable	(88.9)	66.6	(248.9)
Strike related costs	(402.3)	(31.7)	-
Service entities costs	(129.9)	102.0	-

7.2    Restructuring cost

Restructuring costs of R1,252 million (2018: R143 million) were incurred in 2019 and included voluntary separation packages. The restructuring costs mainly related to the SA gold operations and the Marikana operations and amounted to R357 million and R867 million respectively.